UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                       Washington, D.C. 20549

                                            Form 13F

                                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003


Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Schwartz Investment Counsel, Inc.
                 ---------------------------------------------------------
Address:          3707 W. Maple Rd.
                 ---------------------------------------------------------
                  Bloomfield Hills, MI 48301
                 ---------------------------------------------------------

                 ---------------------------------------------------------

Form 13F File Number:  28-5434
                          ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George P. Schwartz
           ----------------------------------------------------------------
Title:     President
           ----------------------------------------------------------------
Phone:     248-644-8500
           ----------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ George P. Schwartz                    Bloomfield Hills, MI       4-24-03
----------------------------------------  ---------------------      -------
 [Signature]                                      [City, State]      [Date]





Report type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[  ]   13F COMBINATION REPORT.   (Check here if a portion of the holdings for
       this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                     Name

28-
     -----------------------------      --------------------------------------
      [Repeat as necessary.]

                                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            -------------------------

Form 13F Information Table Entry Total:     116
                                            -------------------------

Form 13F Information Table Value Total:     $151,209
                                            -------------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




                               Form 13F INFORMATIONAL TABLE

    Item 1:                 Item 2:  Item 3:  Item 4:     Item 5:       Item 6: Item 7:    Item 8:
-----------------------     ------   ------  -------  ---------------  -------- ------ ------------------
                            TITLE             VALUE   Shrs    Sh/ Put/  Invest  Other  Voting Authority
NAME OF ISSUER             OF CLASS  CUSIP  (X$1000) or Prn  PRN Call   Disc    MGRS   Sole   Shared  None
---------------------       ------   ------  -------  ------ --- ----  -------- ------ ----- ------  -----
Allen Telecom Inc. 3.87 Pfd   pfrd 018091207  371       5000  SH        SOLE           5000
3M Company                     com 604059105  975       7500  SH        SOLE           7500
Alltel Corporation             com 020039103 1343      30000  SH        SOLE           30000
American International Group   com 026874107  598      12099  SH        SOLE           12099
American Physicians
 Capital, Inc.                 com 028884104  583      27500  SH        SOLE           27500
Anadarko Petroleum Corporation com 032511107 1019      22400  SH        SOLE           22400
AptarGroup, Inc.               com 038336103  996      30800  SH        SOLE           30800
Automatic Data Processing,Inc. com 053015103 8589     278940  SH        SOLE           278940
BB&T Corporation               com 066821109 1257      40000  SH        SOLE           40000
Beckman Coulter, Inc.          com 075811109 1276      37500  SH        SOLE           37500
Bell South Corp.               com 079860102  225      10400  SH        SOLE           10400
Berkshire Hathaway CLB         com 084670207  936        438  SH        SOLE           438
Boston Scientific Corporation  com 101137107 1019      25000  SH        SOLE           25000
Briggs & Stratton Corp.        com 109043109  280       7200  SH        SOLE           7200
Brookstone Inc.                com 114537103 7514     461000  SH        SOLE           461000
Brunswick Corporation          com 117043109 1343      70700  SH        SOLE           70700
CGX Energy Inc.                com 125405100    5      20000  SH        SOLE           0      20000
Cable Design Technologies
  Corporation                  com 126924109 1244     187000  SH        SOLE           187000
Century Telephone Enterprises  com 156700106 1380      50000  SH        SOLE           50000
Champion Enterprises, Inc.     com 158496109 3465    1883000  SH        SOLE           1883000
Charles Schwab Corp.           com 808513105   73      10125  SH        SOLE           0      10125
Coach Inc.                     com 189754104 1537      40100  SH        SOLE           40100
Comerica Inc.                  com 200340107 2201      58100  SH        SOLE           58100
Concord EFS, Inc.              com 206189102 1459     155240  SH        SOLE           155240
Convergys Corporation          com 212485106  360      27300  SH        SOLE           27300
Countrywide Financial
  Corporation                  com 222372104  920      16000  SH        SOLE           16000
Courier Corporation            com 222660102 1576      32000  SH        SOLE           32000
Craftmade International,Inc.   com 22413E104  936      65708  SH        SOLE           65708
DeVRY Inc.                     com 251893103 1884     100900  SH        SOLE           100900
Diamond Offshore Drilling, Inc.com 25271C102 1186      61100  SH        SOLE           61100
Dollar Tree Stores, Inc.       com 256747106 1473      74000  SH        SOLE           74000
Dover Corporation              com 260003108 2855     117900  SH        SOLE           117900
Dwyer Group, Inc.              com 267455103  315      73200  SH        SOLE           73200
Eclipsys Corporation           com 278058102  518      65000  SH        SOLE           65000
Electro Rent Corporation       com 285218103  304      32000  SH        SOLE           32000
Eli Lilly & Company            com 532457108  572      10000  SH        SOLE           10000
Emerson Electric Co.           com 291011104  399       8800  SH        SOLE           8800
Esterline Technologies Corp.   com 297425100 3644     215500  SH        SOLE           215500
Ethan Allen Interiors Inc.     com 297602104  703      23900  SH        SOLE           23900
Exxon Mobil Corporation        com 302290101 2073      59320  SH        SOLE           59320
Fifth Third Bancorp            com 316773100  598      11900  SH        SOLE           11900
First Health Group Corp.       com 320960107  254      10000  SH        SOLE           10000
Fleetwood Enterprises Inc.     com 339099103 2415     594800  SH        SOLE           594800
Forest Oil Corporation         com 346091606 1262      56600  SH        SOLE           56600
Fortune Brands Inc.            com 349631101 2053      47880  SH        SOLE           47880
General Dynamics Corporation   com 369550108 1927      35000  SH        SOLE           35000
Genuine Parts Company          com 372460105 3661     120000  SH        SOLE           120000
Graco Inc.                     com 384109104 1124      40000  SH        SOLE           40000
H & R Block, Inc.              com 093671105 6916     162000  SH        SOLE           162000
Harris Corporation             com 413875105 1905      68600  SH        SOLE           68600
Health Care Property           com 421915109 3890     116650  SH        SOLE           116650
Hector Communications Corp.    com 422730101 2261     190000  SH        SOLE           190000
Hewlett-Packard Company        com 428236103  204      13137  SH        SOLE           0      13137
Hibbett Sporting Goods, Inc.   com 428565105 3084     124700  SH        SOLE           124700
Host Marriott Corp.            com 44107P104  311      44900  SH        SOLE           44900
Hot Topic Inc.                 com 441339108  699      30000  SH        SOLE           30000
Huntington Bancshares Inc.     com 446150104  448      24100  SH        SOLE           24100
I. Gordon Corporation          com 382784106  190      16499  SH        SOLE           16499
Input/Output, Inc.             com 457652105  701     194800  SH        SOLE           194800
Investment Technology
  Group Inc.                   com 46145f105  510      36500  SH        SOLE           36500
Jones Apparel Group Inc.       com 480074103 1808      65930  SH        SOLE           65930
K-Swiss Inc. - Class A         com 482686102  580      22700  SH        SOLE           22700
Kaydon Corporation             com 486587108  376      20000  SH        SOLE           20000
Layne Christensen Company      com 521050104 2954     347500  SH        SOLE           347500
Leggett & Platt, Inc.          com 524660107 1164      63700  SH        SOLE           63700
Leucadia National Corporation  com 527288104  600      16800  SH        SOLE           16800
Littelfuse, Inc.               com 537008104  730      40800  SH        SOLE           40800
MBIA Inc.                      com 55262C100  585      15150  SH        SOLE           15150
Manor Care, Inc.               com 564055101 1981     103000  SH        SOLE           103000
Maritrans Inc.                 com 570363101  530      37500  SH        SOLE           37500
Maxwell Shoe Inc. Cl A         com 577766108  223      20000  SH        SOLE           20000
Mohawk Industries Inc.         com 608190104 1366      28500  SH        SOLE           28500
Monaco Coach Corporation       com 60886R103 1687     162800  SH        SOLE           162800
Morgan Stanley
  Dean Witter & Co.            com 617446109  299       7800  SH        SOLE           1200   6600
NDCHealth Corporation          com 639480102  345      20600  SH        SOLE           20600
Nautica Enterprises, Inc.      com 639089101  213      22000  SH        SOLE           22000
Navigant Consulting, Inc.      com 63935n107  254      47900  SH        SOLE           47900
Neogen Corporation             com 640491106 2008     145000  SH        SOLE           145000
Nobel Learning
  Communities, Inc.            com 654889104  177      50000  SH        SOLE           50000
Northrop Grumman Corporation   com 666807102 1287      15000  SH        SOLE           15000
PICO Holdings, Inc.            com 693366205  560      45000  SH        SOLE           45000
Patterson-UTI Energy, Inc.     com 703414102  678      21000  SH        SOLE           21000
Plum Creek Timber Company, Inc.com 729251108  279      12900  SH        SOLE           12900
Polaris Industries Inc.        com 731068102 1690      34000  SH        SOLE           34000
Prima Energy Corp.             com 741901201  967      51600  SH        SOLE           51600
ProBusiness Services, Inc.     com 742674104  426      32000  SH        SOLE           32000
ProQuest Company               com 74346P102 6296     304600  SH        SOLE           304600
Pulte Homes Inc.               com 745867101 1118      22300  SH        SOLE           10500  11800
Quality Systems, Inc.          com 747582104  510      20000  SH        SOLE           20000
Ross Stores, Inc.              com 778296103 5149     142600  SH        SOLE           142600
Ryans Family Steak Houses Inc. com 783519101  367      35000  SH        SOLE           35000
STERIS Corporation             com 859152100  536      20500  SH        SOLE           20500
ScanSource Inc.                com 806037107  703      37500  SH        SOLE           37500
Schering-Plough                com 806605101  341      19150  SH        SOLE           19150
Sears Roebuck & Co.            com 812387108  326      13500  SH        SOLE           13500
Simpson Manufacturing Co., Inc.com 829073105 1352      40000  SH        SOLE           40000
Snap-on Incorporated           com 833034101 1785      72100  SH        SOLE           72100
Sparton Corp.                  com 847235108  956     102540  SH        SOLE           102540
Strayer Education, Inc.        com 863236105  242       4400  SH        SOLE           4400
Stryker Corp.                  com 863667101  439       6400  SH        SOLE           6400
Sungard Data Systems, Inc.     com 867914103  532      25000  SH        SOLE           25000
Synovus Financial Corp.        com 87161c105  447      25000  SH        SOLE           25000
TJX Companies, Inc.            com 872540109  774      44000  SH        SOLE           44000
Teleflex Inc.                  com 879369106  796      22300  SH        SOLE           22300
The Stanley Works              com 854616109  984      41000  SH        SOLE           41000
Theragenics Corporation        com 883375107  173      50000  SH        SOLE           50000
Toll Brothers Inc.             com 889478103  834      43200  SH        SOLE           43200
Toys "R" Us, Inc.              com 892335100  753      90000  SH        SOLE           90000
Tractor Supply Company         com 892356106  373      11300  SH        SOLE           11300
Unico American Corporation     com 904607108 1639     520445  SH        SOLE           520445
Universal Electronics Inc.     com 913483103   97      10000  SH        SOLE           10000
Velcro Industries N.V.         com 922571104  610      67000  SH        SOLE           67000
Washington Mutual Inc.         com 939322103  702      19900  SH        SOLE           19900
Washington Real Estate
  Investment Trust             com 939653101 2639     101600  SH        SOLE           101600
Waters Corporation             com 941848103 1375      65000  SH        SOLE           65000
Weyco Group, Inc.              com 962149100 7656      17500  SH        SOLE           17500

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